Intangible Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible exploration and evaluation assets

($000s)	2018	2017
Balance, beginning of year	$41,478	$105,869
Additions	9,288	16,905
Transfer to petroleum and natural gas assets	—	(2,271)
Impairment loss	(14,500)	(79,025)
Balance, end of year	$36,266	$41,478